Financial Instruments - Fair values and financial risk management (Tables)	12 Months Ended
Jun. 30, 2023
Financial Instruments-Fair values and financial risk management
Schedule of carrying amounts and fair values of financial liabilities

	June 30,
	2023	2022

	(In thousands of US Dollars)
Derivative financial instrument designated at fair value – Level 3 hierarchy	192	32

Schedule of valuation technique used in measuring level 3 fair values for financial instruments measured at fair value as well as significant unobservable inputs

Type	Valuation technique	Significant unobservable inputs
Derivative financial instrument designated at fair value – Level 3 hierarchy	Derivative valuations have been determined by a Black-Scholes formula adjusted for dilution	Risk free rate: 4.57% (2022: 2.58%) Volatility: 40% (2022: 40%)

Schedule of reconciliation of Level 3 fair values

(In thousands of
Movements in derivative financial instruments	US Dollars)
Opening balance as of July 1, 2022	32
Additions	173
Fair value changes recognised in profit and loss	(9)
Exchange differences	(4)
Closing balance as of June 30, 2023	192
Opening balance as of July 1, 2021	33
Fair value changes recognised in profit and loss	2
Exchange differences	(3)
Closing balance as of June 30, 2022	32

Schedule of carrying amounts of the Group's foreign currency denominated monetary assets and monetary

	June 30,
	2023	2022

	(In thousands)
Trade payables
EURO	17	17
USD	66	10

Schedule of foreign exchange related amounts recognised in profit or loss and other comprehensive income

	June 30,
	2023	2022

	(In thousands of US Dollars)
Amounts recognised in profit or loss
Unrealised Currency Gain/(Loss)	1	(1)
Realised Currency Gains	14	2
	15	1

Schedule of maturity analysis of financial instruments

	As of June 30, 2023
	(In thousands of US Dollars)
	Carrying	Total contractual	2 months		Beyond
	amount	cash flows	or less	3 – 36 months	36 months
Convertible notes	(21,415)	21,708	—	(21,708)	—
Loan from shareholder	(5,531)	5,704	—	(5,704)	—
Deferred consideration	(955)	995	—	(995)	—
Trade Payables	(5,622)	5,622	(5,622)	—	—
Lease liabilities	(54)	57	(7)	(50)	—
Total non-derivatives	(33,577)	34,086	(5,629)	(28,457)	—
Derivative financial instruments	(192)	192	—	(192)	—

	As of June 30, 2022
	(In thousands of US Dollars)
	Carrying	Total contractual	2 months		Beyond
	amount	cash flows	or less	3 – 36 months	36 months
Convertible notes	(13,943)	12,851	—	(12,851)	—
Loan from shareholder	(1,689)	1,838	—	(1,838)	—
Deferred consideration	(1,578)	1,653	—	(1,653)	—
Trade Payables	(1,543)	1,543	(1,543)	—	—
Lease liabilities	(93)	103	(7)	(96)	—
Total non-derivatives	(18,846)	17,988	(1,550)	(16,438)	—
Derivative financial instruments	(32)	32	—	(32)	—